Capital and Treasury Stock (Details) (USD $) In Millions, except Share data in Thousands, unless otherwise specified	12 Months Ended											3 Months Ended	12 Months Ended
	Dec. 30, 2012		Jan. 01, 2012	Jan. 02, 2011	Dec. 30, 2012 Treasury Stock [Member]	Jan. 01, 2012 Treasury Stock [Member]	Jan. 02, 2011 Treasury Stock [Member]	Dec. 30, 2012 Synthes, Inc [Member]	Jan. 01, 2012 Synthes, Inc [Member]	Jan. 02, 2011 Synthes, Inc [Member]	Dec. 30, 2012 Synthes, Inc [Member] Treasury Stock [Member]	Jul. 01, 2012 Synthes, Inc [Member]	Dec. 30, 2012 Synthes, Inc [Member]
Changes in treasury stock
Treasury Stock, Beginning Balance	$ 21,659		$ 20,783	$ 19,780
Treasury Stock, Beginning Balance, Shares	395,480		381,746	365,522
Employee compensation and stock option plans, Shares	(55,170)		(26,007)	(28,866)
Employee compensation and stock option plans related to treasury stock	(3,250)		(1,649)	(1,794)
Issuance of common stock associated with the acquisition of Synthes, Shares													(203,740)
Issuance of common stock associated with the acquisition of Synthes, Inc. Amount								(13,335)	0	0	(12,852)	(13,335)
Repurchase of common stock, Shares	204,784		39,741	45,090
Repurchase of common stock, Amounts	12,919	[1]	2,525	2,797	12,919	2,525	2,797
Treasury Stock, Ending Balance	$ 18,476		$ 21,659	$ 20,783
Treasury Stock, Ending Balance, Shares	341,354		395,480	381,746

[1]	Includes repurchase of common stock associated with the acquisition of Synthes, Inc.